PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

Dr. Matthew Goldstein

Chairman and Director

John F. Finn

Director

Robert J. Higgins

Director

Frankie D. Hughes

Director

Peter C. Marshall

Director

Mary E. Martinez

Director

Marilyn McCoy

Director

Mitchell M. Merin

Director

Dr. Robert A. Oden, Jr.

Director

Marian U. Pardo

Director

Frederick W. Ruebeck

Director

James J. Schonbachler

Director

Brian S. Shlissel

President and Principal Executive

Officer

Laura Del Prato

Treasurer and Principal Financial Officer

Frank J. Nasta

Secretary

Stephen M. Ungerman

Chief Compliance Officer

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

J.P. Morgan Investment Management Inc.

Administrator

JPMorgan Funds Management, Inc.

Custodian

JPMorgan Chase Bank, N.A.

Transfer Agent

Computershare Trust Company, N.A.

Legal Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Independent Directors’ Counsel

Kramer Levin Naftalis & Frankel LLP

Executive Offices

Pacholder High Yield Fund, Inc.

270 Park Avenue

New York, NY 10017

Shareholder Services

(877) 217-9502

Please visit our web site, www.pacholder.com, for information on the Fund’s net asset value, share price, news releases, and Securities and Exchange Commission filings. We created this site to provide stockholders quick and easy access to the most timely information available regarding the Fund.

This report is for the information of stockholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER

SEPTEMBER 30, 2016

(UNAUDITED)

CONTENTS

Letter to Shareholders	1

Schedule of Portfolio Investments	3

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

PACHOLDER HIGH YIELD FUND, INC.

Dear Shareholders:

Third Quarter 2016 Review

Upward price momentum in the market for high yield bonds (also known as “junk bonds”) continued in the third quarter of 2016 as investors’ appetite for risk assets remained strong across the globe, crude oil prices found their footing in the mid-$40 per barrel range, and corporate earnings and economic data did not show material weakening in the U.S. economy. The Barclays US High Yield 2% Issuer Capped Index returned 5.55% for the quarter, and loans measured by the Credit Suisse Leveraged Loan Index returned 3.07%.

The rally in high yield bonds continued to be led by lower rated and commodities-related credit. Spreads for CCC-rated bonds rallied more than 530 basis points as investors’ fears of a collapse in the energy sector and a U.S. recession faded. Bonds rated CCC in the Barclays US High Yield 2% Issuer Capped Index returned 8.20% in the quarter, outpacing higher rated BB and single-B rated bonds, which returned 4.36% and 5.70%, respectively.

Our investment strategy continued to be based upon a process that is intended to take specific, targeted credit risk when our analysis indicated a favorable risk/reward opportunity, while building a core of what we believed to be improving credits. During the quarter, the Pacholder High Yield Fund Inc. (the “Fund”) generally held high quality credits across economic sectors and remained underweight in what we believed were the riskiest portions of the market, given the Fund managers’ more conservative thesis on oil prices relative to the broader market.

For the three months ended September 31, 2016, the Fund returned 6.24% based on net asset value (“NAV”) compared to the 5.65% return for the Credit Suisse High Yield Index (the “Index”)1 and the 5.79% average total return of the Morningstar Closed-End High Yield Category. Fund performance for the period includes the benefit of refunding auction rate preferred stock (ARPS) at a discount.

The Fund outperformed the Index during the reporting period due primarily to positive performance and the impact of leverage. Additionally, the Fund’s security selection in the manufacturing, food and drug, housing and energy sectors helped performance relative to the Index, while the Fund’s security selection in the chemicals, gaming/leisure, utilities and financials sectors were leading detractors from relative performance during the reporting period.

[1]	On September 1, 2016, the Index was renamed from the previous Credit Suisse High Yield Index, Developed Countries Only, Index. The change had no impact on Index performance.

Fund Strategy

The Fund invests in all types of high-yield, high-risk debt securities and focuses on value by looking at individual securities against the context of broader market factors. The Fund’s portfolio managers monitor investments by staying abreast of positive and negative credit developments and having regular discussions with senior management of issuers of the Fund’s investments.

Auction Rate Preferred Shares and Dividends

On November 18, 2016, the Fund announced it planned to redeem all remaining 30 shares of its Auction Rate Cumulative Preferred Stock, Series W, on December 22, 2016. The Preferred Shares will be redeemed pursuant to and in accordance with Part I, Section 2(a)(i) of the Articles Supplementary.

Shareholders will receive the liquidation preference of $25,000 per Preferred Share redeemed plus an amount equal to any accumulated but unpaid dividends, if applicable. The amount owed to Preferred Shareholders as a result of the redemption of the Preferred Shares will be credited to the record holder of the Preferred Shares. No further dividends will accumulate on the redeemed Preferred Shares on or after the Redemption Date.

The Fund paid a monthly dividend of $0.053 per common share starting in September 2014 until March 2015. In March 2015, the Board of Directors of the Fund authorized a reduction in the monthly dividend amount from $0.053 per common share to $0.050 per common share and in September 2016 reduced the dividend from $0.050 per common share to $0.045 per common share. The Board of Directors will continue to monitor the appropriateness of the dividend level going forward in light of market conditions and income earned by the Fund over time, and there can be no guarantee that the dividend level will continue or that a dividend will be paid at all. The amount of the monthly dividend, if any, may be more or less than the actual income earned by the Fund in a given month.

As always, we appreciate your interest in the Fund and look forward to your continued support.

PACHOLDER HIGH YIELD FUND, INC.

Sincerely,

George C.W. Gatch

CEO-Global Funds Management

J.P. Morgan Asset Management

The performance quoted is past performance and is not a guarantee of future results. Closed-end funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Securities rated below investment grade are called “high-yield bonds,” “non-investment grade bonds,” “below investment-grade bonds,” or “junk bonds.” They generally are rated in the fifth or lower rating categories of Standard & Poor’s and Moody’s Investors Service. Although these securities tend to provide higher yields than higher rated securities, there is a greater risk that the Fund’s share value will decline. Because this Fund primarily invests in bonds, it is subject to interest rate risks. Bond prices generally fall when interest rates rise.

Opinions and estimates offered constitute our judgment and are subject to change without notice, as are statements of financial market trends, which are based on current market conditions. We believe the information provided here is reliable, but do not warrant its accuracy or completeness. This material is not intended as an offer or solicitation for the purchase or sale of any financial instrument. The views and strategies described may not be suitable for all investors. This material has been prepared for informational purposes only, and is not intended to provide, and should not be relied on for, accounting and legal or tax advice. References to future returns are not promises or even estimates of actual returns a client portfolio may achieve. Any forecasts contained herein are for illustrative purposes only and are not to be relied upon as advice or interpreted as a recommendation.

Availability of Portfolio Holdings and Other Information

No sooner than 10 days after the end of each month, the Fund’s uncertified complete schedule of its portfolio holdings will be available on our website (www.pacholder.com). In addition, the Fund files its certified, complete schedule of its portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available, without charge, on the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

No sooner than 10 calendar days after the end of each month, the Fund’s top ten holdings as of the last day of each month as well as certain other fund facts including estimated undistributed net income and statistical information will also be available on the Fund’s website.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of September 30, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
CONVERTIBLE BONDS — 0.1%
CONSUMER DISCRETIONARY — 0.0%[12]
MEDIA — 0.0%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	$125		$—	0.0%

SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc., Private Placement, Sr Unsec’d Nt, 2.000%, (PIK), 04/01/26[2,17]	230		35,959	0.0	[12]

Total Consumer Discretionary			35,959	0.0	[12]

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Yield, Inc., Private Placement, Co Guar, 3.250%, 06/01/20[2]	85		83,247	0.1

Total Convertible Bonds
(Cost $113,148)			119,206	0.1

CORPORATE BONDS — 125.7%
CONSUMER DISCRETIONARY — 24.1%
AUTO COMPONENTS — 2.8%
Goodyear Tire & Rubber Co. (The), Co Guar,
5.000%, 05/31/26	165		169,331	0.2
5.125%, 11/15/23[19]	130		135,200	0.1
7.000%, 05/15/22[19]	760		803,700	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22[19]	243		233,280	0.2
IHO Verwaltung GmbH, Private Placement, Sr Sec’d Nt, (Germany), 4.750%, (cash), 09/15/26[2,17]	200		201,000	0.2
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2,19]	182		192,693	0.2
MPG Holdco I, Inc., Co Guar, 7.375%, 10/15/22	488		500,200	0.5
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53		55,650	0.0	[12]
ZF North America Capital, Inc., Private Placement, Co Guar,
4.000%, 04/29/20[2]	185		196,331	0.2
4.500%, 04/29/22[2]	150		158,625	0.2
4.750%, 04/29/25[2]	204		214,200	0.2

			2,860,210	2.8
AUTOMOBILES — 1.0%
Fiat Chrysler Automobiles N.V., Sr Unsec’d Nt, (Netherlands),
4.500%, 04/15/20[19]	$249		$256,565	0.2%
5.250%, 04/15/23[19]	400		411,500	0.4
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		206,500	0.2
5.625%, 02/01/23[2]	150		157,125	0.2
Motors Liquidation Co.,
4.500%, 03/06/32[1,4]	25 Units		—	0.0
6.250%, 07/15/33[1,4]	15 Units		—	0.0
7.250%, 04/15/41[1,4]	–Units	[11]	—	0.0
7.250%, 07/15/41[1,4]	–Units	[11]	—	0.0
7.250%, 02/15/52[1,4]	7 Units		—	0.0
7.375%, 05/15/48[1,4]	10 Units		—	0.0
7.375%, 10/01/51[1,4]	–Units	[11]	—	0.0
7.750%, 03/15/36[1,4]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4]	50		—	0.0
8.100%, 06/15/24[1,4]	1,725		—	0.0
8.375%, 07/15/33[1,4]	425		—	0.0

			1,031,690	1.0
DISTRIBUTORS — 0.2%
Global Partners LP/GLP Finance Corp., Co Guar,
6.250%, 07/15/22	101		93,678	0.1
7.000%, 06/15/23	50		46,625	0.0	[12]
Performance Food Group, Inc., Private Placement, Co Guar, 5.500%, 06/01/24[2]	45		46,462	0.1

			186,765	0.2
HOTELS, RESTAURANTS & LEISURE — 5.0%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110		115,225	0.1
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sr Sec’d Nt, (Canada), 4.625%, 01/15/22[2]	60		62,400	0.1
Boyd Gaming Corp., Co Guar, 6.875%, 05/15/23[19]	192		208,399	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE — (continued)
Boyd Gaming Corp., Private Placement, Co Guar, 6.375%, 04/01/26[2]	$70	$75,075	0.1%
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	62	64,790	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar,
5.250%, 03/15/21[19]	100	103,500	0.1
5.375%, 06/01/24	70	73,850	0.1
Choice Hotels International, Inc., Co Guar, 5.750%, 07/01/22	83	90,885	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2,19]	100	101,000	0.1
Eldorado Resorts, Inc., Co Guar, 7.000%, 08/01/23	40	42,450	0.0	[12]
ESH Hospitality, Inc., Private Placement, Co Guar, 5.250%, 05/01/25[2,19]	154	153,807	0.1
GLP Capital LP/GLP Financing II, Inc., Co Guar,
4.375%, 04/15/21	10	10,525	0.0	[12]
5.375%, 11/01/23	275	296,312	0.3
5.375%, 04/15/26	50	53,750	0.0	[12]
Golden Nugget Escrow, Inc., Private Placement, Sr Unsec’d Nt, 8.500%, 12/01/21[2]	130	136,500	0.1
Hilton Domestic Operating Co., Inc., Private Placement, Sr Unsec’d Nt, 4.250%, 09/01/24[2]	170	173,400	0.2
International Game Technology plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 6.500%, 02/15/25[2]	200	215,500	0.2
Isle of Capri Casinos, Inc., Co Guar, 5.875%, 03/15/21[19]	100	104,375	0.1
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Private Placement, Co Guar,
5.000%, 06/01/24[2]	140	146,300	0.1
5.250%, 06/01/26[2]	140	148,050	0.2
Landry’s, Inc., Private Placement, Sr Unsec’d Nt, 6.750%, 10/15/24[2]	89	90,557	0.1
HOTELS, RESTAURANTS & LEISURE — (continued)
MGM Resorts International, Co Guar,
4.625%, 09/01/26	$161	$156,975	0.2%
5.250%, 03/31/20[19]	110	117,150	0.1
6.000%, 03/15/23[19]	145	157,325	0.2
6.625%, 12/15/21[19]	312	351,000	0.3
6.750%, 10/01/20[19]	113	126,560	0.1
7.750%, 03/15/22[19]	49	56,840	0.1
8.625%, 02/01/19[19]	25	28,187	0.0	[12]
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 6.125%, 08/15/21[2]	61	62,983	0.1
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt,
5.250%, 11/15/23[2]	30	30,525	0.0	[12]
5.375%, 04/15/23[2]	99	101,723	0.1
Scientific Games International, Inc., Co Guar, 10.000%, 12/01/22	290	268,250	0.3
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	79,312	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	260	262,600	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, 9.750%, 09/01/21[2,19]	184	200,560	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar,
4.875%, 07/31/24[2]	150	151,500	0.2
5.250%, 01/15/21[2]	35	36,138	0.0	[12]
Speedway Motorsports, Inc., Co Guar, 5.125%, 02/01/23[19]	110	112,475	0.1
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, Co Guar, 5.500%, 03/01/25[2,19]	280	282,100	0.3
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr Unsec’d Nt, 5.375%, 03/15/22	15	15,544	0.0	[12]

		5,064,397	5.0
HOUSEHOLD DURABLES — 1.5%
CalAtlantic Group, Inc., Co Guar,
5.875%, 11/15/24	67	71,690	0.1
8.375%, 01/15/21	75	89,062	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOUSEHOLD DURABLES — (continued)
Lennar Corp., Co Guar,
4.500%, 06/15/19	$29	$30,377	0.0%[12]
4.500%, 11/15/19	64	67,440	0.1
4.750%, 05/30/25[19]	125	127,500	0.1
4.875%, 12/15/23	35	35,875	0.0	[12]
M/I Homes, Inc., Co Guar, 6.750%, 01/15/21[19]	175	183,313	0.2
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22[19]	133	148,295	0.2
7.150%, 04/15/20	10	11,125	0.0	[12]
PulteGroup, Inc., Co Guar,
5.000%, 01/15/27	89	89,392	0.1
5.500%, 03/01/26[19]	110	115,500	0.1
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 5.875%, 04/15/23[2]	129	135,127	0.1
Tempur Sealy International, Inc., Co Guar, 5.625%, 10/15/23[19]	135	142,763	0.1
Toll Brothers Finance Corp., Co Guar,
4.875%, 11/15/25	60	61,500	0.1
5.625%, 01/15/24	195	208,163	0.2

		1,517,122	1.5
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Netflix, Inc., Sr Unsec’d Nt,
5.375%, 02/01/21[19]	143	155,513	0.2
5.500%, 02/15/22	75	80,719	0.1
5.750%, 03/01/24[19]	40	43,000	0.0	[12]
5.875%, 02/15/25	75	81,187	0.1

		360,419	0.4
MEDIA — 11.4%
Altice Luxembourg S.A., Private Placement, Co Guar, (Luxembourg), 7.750%, 05/15/22[2]	282	301,035	0.3
Altice U.S. Finance I Corp., Private Placement, Sr Sec’d Nt,
5.375%, 07/15/23[2]	225	232,594	0.2
5.500%, 05/15/26[2]	256	264,320	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22[19]	191	197,685	0.2
AMC Networks, Inc., Co Guar, 5.000%, 04/01/24[19]	250	251,250	0.2
Cablevision Systems Corp., Sr Unsec’d Nt, 8.625%, 09/15/17	29	30,468	0.0	[12]
MEDIA — (continued)
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20[19]	$488	$511,180	0.5%
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	104,400	0.1
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	76,875	0.1
Clear Channel Worldwide Holdings, Inc., Co Guar,
Series A, 6.500%, 11/15/22	171	172,283	0.2
Series B, 6.500%, 11/15/22	224	233,240	0.2
Series A, 7.625%, 03/15/20	25	24,000	0.0	[12]
Series B, 7.625%, 03/15/20	584	578,890	0.6
CSC Holdings LLC, Private Placement, Co Guar, 5.500%, 04/15/27[2]	360	368,100	0.4
CSC Holdings LLC, Sr Unsec’d Nt,
6.750%, 11/15/21	135	142,762	0.2
8.625%, 02/15/19	120	134,026	0.1
DISH DBS Corp., Co Guar,
5.875%, 07/15/22	180	185,400	0.2
6.750%, 06/01/21[19]	1,106	1,191,715	1.2
7.875%, 09/01/19	35	39,200	0.0	[12]
EMI Music Publishing Group North America Holdings, Inc., Private Placement, Co Guar, 7.625%, 06/15/24[2]	120	129,750	0.1
Gray Television, Inc., Private Placement, Co Guar,
5.125%, 10/15/24[2]	155	152,094	0.1
5.875%, 07/15/26[2]	100	100,750	0.1
iHeartCommunications, Inc., Sr Sec’d Nt, 9.000%, 12/15/19[19]	228	180,405	0.2
Lamar Media Corp., Co Guar,
5.375%, 01/15/24	17	17,893	0.0	[12]
5.750%, 02/01/26	98	105,595	0.1
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30[19]	160	172,000	0.2
LIN Television Corp., Co Guar, 5.875%, 11/15/22	79	82,752	0.1
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr Unsec’d Nt, 6.375%, 04/01/23	160	168,800	0.2
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20[19]	100	103,875	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA — (continued)
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.125%, 02/15/22[2]	$90	$92,925	0.1%
Nexstar Escrow Corp., Private Placement, 5.625%, 08/01/24[2]	35	35,262	0.0	[12]
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	427	440,877	0.4
Outfront Media Capital LLC/Outfront Media Capital Corp., Co Guar,
5.250%, 02/15/22	88	91,520	0.1
5.625%, 02/15/24	70	72,800	0.0	[12]
5.875%, 03/15/25	75	78,750	0.1
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada),
5.750%, 01/15/23	75	78,000	0.1
9.750%, 01/15/16[1,4]	585	—	0.0
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	155	165,269	0.2
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22[19]	150	154,500	0.1
5.750%, 06/15/23[19]	100	101,500	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	43	44,613	0.0	[12]
6.125%, 10/01/22[19]	200	211,000	0.2
Sinclair Television Group, Inc., Private Placement, Co Guar,
5.125%, 02/15/27[2]	95	92,863	0.1
5.625%, 08/01/24[2,19]	105	107,362	0.1
Sirius XM Radio, Inc., Private Placement, Co Guar,
5.375%, 04/15/25[2]	125	129,062	0.1
5.375%, 07/15/26[2]	289	296,948	0.3
5.750%, 08/01/21[2,19]	78	81,666	0.1
6.000%, 07/15/24[2]	115	122,619	0.1
TEGNA, Inc., Co Guar,
5.125%, 07/15/20	62	64,015	0.1
6.375%, 10/15/23[19]	180	193,500	0.2
TEGNA, Inc., Private Placement, Co Guar, 5.500%, 09/15/24[2]	65	67,112	0.1
MEDIA — (continued)
Unitymedia GmbH, Private Placement, Sec’d Nt, (Germany), 6.125%, 01/15/25[2,19]	$200	$209,750	0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany),
5.000%, 01/15/25[2]	200	202,500	0.2
5.500%, 01/15/23[2]	200	207,000	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2,19]	154	159,390	0.2
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2,19]	115	116,438	0.1
5.125%, 02/15/25[2,19]	250	251,562	0.2
6.750%, 09/15/22[2,19]	467	495,604	0.5
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2,19]	253	263,120	0.3
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2,19]	267	283,020	0.3
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.000%, 08/01/23[2]	30	30,450	0.0	[12]
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2,19]	150	155,250	0.2
Ziggo Secured Finance B.V., Private Placement, Sr Sec’d Nt, (Netherlands), 5.500%, 01/15/27[2]	255	254,362	0.2

		11,603,946	11.4
MULTILINE RETAIL — 0.3%
Dollar Tree, Inc., Co Guar, 5.750%, 03/01/23	74	79,643	0.1
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	55,717	0.0	[12]
JC Penney Corp., Inc., Private Placement, Sr Sec’d Nt, 5.875%, 07/01/23[2]	20	20,800	0.0[12]
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	175,130	0.2

		331,290	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL — 1.4%
Caleres, Inc., Co Guar, 6.250%, 08/15/23[19]	$103	$106,914	0.1%
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, (PIK), 8. 500%, 05/01/19[2,17]	79	29,711	0.0	[12]
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	359,155	0.3
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2,19]	119	104,720	0.1
Jo-Ann Stores LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 03/15/19[2]	75	74,813	0.1
L Brands, Inc., Co Guar, 6.750%, 07/01/36	150	161,343	0.2
Party City Holdings, Inc., Private Placement, Co Guar, 6.125%, 08/15/23[2,19]	90	95,962	0.1
Penske Automotive Group, Inc., Co Guar, 5.500%, 05/15/26	162	161,595	0.2
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	106,462	0.1
Sally Holdings LLC/Sally Capital, Inc., Co Guar, 5.625%, 12/01/25[19]	183	196,954	0.2
Serta Simmons Bedding LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	47,025	0.0	[12]

		1,444,654	1.4
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Hanesbrands, Inc., Private Placement, Co Guar,
4.625%, 05/15/24[2]	60	61,575	0.1
4.875%, 05/15/26[2]	60	61,350	0.0	[12]

		122,925	0.1

Total Consumer Discretionary		24,523,418	24.1

CONSUMER STAPLES — 7.5%
BEVERAGES — 0.6%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	79,031	0.1
4.250%, 05/01/23	25	26,469	0.0	[12]
4.750%, 11/15/24	63	68,198	0.1
4.750%, 12/01/25[19]	130	140,738	0.1
BEVERAGES — (continued)
Cott Beverages, Inc., Co Guar, 6.750%, 01/01/20	$104	$108,420	0.1%
DS Services of America, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	134	149,242	0.2

		572,098	0.6
FOOD & STAPLES RETAILING — 2.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Private Placement, Sr Unsec’d Nt,
5.750%, 03/15/25[2]	155	154,613	0.1
6.625%, 06/15/24[2]	365	379,600	0.4
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23[19]	135	140,062	0.1
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	80	78,400	0.1
7.750%, 06/15/26	100	100,000	0.1
8.000%, 05/01/31	193	192,517	0.2
8.700%, 05/01/30	7	7,105	0.0	[12]
Rite Aid Corp., Co Guar, 6.750%, 06/15/21[19]	160	168,800	0.2
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2,19]	262	282,305	0.3
Safeway, Inc., Co Guar, 5.000%, 08/15/19	6	6,021	0.0	[12]
SUPERVALU, Inc., Sr Unsec’d Nt, 7.750%, 11/15/22[19]	600	573,000	0.6
Tops Holding LLC/Tops Markets II Corp., Private Placement, Sr Sec’d Nt, 8.000%, 06/15/22[2]	125	112,500	0.1
U.S. Foods, Inc., Private Placement, Co Guar, 5.875%, 06/15/24[2]	105	109,200	0.1

		2,304,123	2.3
FOOD PRODUCTS — 3.8%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	266,325	0.3
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22[19]	220	229,625	0.2
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2,19]	375	397,500	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS — (continued)
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
5.750%, 06/15/25[2,19]	$193	$189,623	0.2%
5.875%, 07/15/24[2,19]	221	219,343	0.2
7.250%, 06/01/21[2,19]	435	447,506	0.4
8.250%, 02/01/20[2]	78	80,242	0.1
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2,19]	105	108,150	0.1
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Private Placement, Co Guar, 5.875%, 01/15/24[2]	55	58,713	0.1
Post Holdings, Inc., Private Placement, Co Guar,
5.000%, 08/15/26[2]	250	248,750	0.3
6.750%, 12/01/21[2,19]	200	215,002	0.2
7.750%, 03/15/24[2]	82	91,840	0.1
8.000%, 07/15/25[2]	33	37,764	0.0	[12]
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	131,125	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	101	101,631	0.1
5.875%, 08/01/21[2,19]	436	455,620	0.4
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22[19]	351	371,182	0.3
7.750%, 07/01/17	76	78,850	0.1
TreeHouse Foods, Inc., Private Placement, Co Guar, 6.000%, 02/15/24[2,19]	95	102,244	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	88	90,860	0.1

		3,921,895	3.8
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co., Co Guar, 6.125%, 11/15/23	25	26,812	0.0	[12]
Spectrum Brands, Inc., Co Guar,
5.750%, 07/15/25[19]	102	110,160	0.1
6.125%, 12/15/24	43	46,562	0.1
6.625%, 11/15/22	42	45,465	0.0	[12]

		228,999	0.2
PERSONAL PRODUCTS — 0.6%
NBTY, Inc., Private Placement, Sr Unsec’d Nt, 7.625%, 05/15/21[2]	$205	$209,576	0.2%
Prestige Brands, Inc., Private Placement, Co Guar,
5.375%, 12/15/21[2,19]	100	103,500	0.1
6.375%, 03/01/24[2]	55	58,438	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21[19]	119	121,380	0.1
Revlon Consumer Products Corp., Private Placement, Co Guar, 6.250%, 08/01/24[2]	83	85,697	0.1

		578,591	0.6

Total Consumer Staples		7,605,706	7.5

ENERGY — 14.9%
ENERGY EQUIPMENT & SERVICES — 1.9%
Archrock Partners LP/Archrock Partners Finance Corp., Co Guar, 6.000%, 10/01/22[19]	120	111,300	0.1
Basic Energy Services, Inc., Co Guar, 7.750%, 10/15/22	64	23,680	0.0	[12]
CSI Compressco LP/CSI Compressco Finance, Inc., Co Guar, 7.250%, 08/15/22[19]	176	166,320	0.2
Ensco plc, Sr Unsec’d Nt, (United Kingdom), 4.700%, 03/15/21	59	52,923	0.0	[12]
Ensco plc, Sr Unsec’d Nt, (United Kingdom), 4.500%, 10/01/24	29	20,880	0.0	[12]
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	71	55,380	0.1
7.500%, 08/01/20	26	20,735	0.0	[12]
Precision Drilling Corp., Co Guar, (Canada), 5.250%, 11/15/24[19]	170	138,550	0.1
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (United Kingdom), Reg. S, 9.000%, 03/26/18[2]	195	60,450	0.1
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	75	71,437	0.1
7.500%, 07/01/21	65	67,275	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY EQUIPMENT & SERVICES — (continued)
Transocean, Inc., Co Guar, (Cayman Islands),
5.050%, 10/15/22	$35	$28,088	0.0%[12]
6.800%, 03/15/38	146	96,360	0.1
Transocean, Inc., Private Placement, Co Guar, (Cayman Islands), 9.000%, 07/15/23[2,19]	381	370,523	0.4
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2,19]	130	120,900	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	327	277,950	0.3
Weatherford International Ltd., Co Guar, (Bermuda),
7.000%, 03/15/38	153	112,455	0.1
7.750%, 06/15/21	38	37,620	0.1
8.250%, 06/15/23	37	36,630	0.0	[12]
Western Refining Logistics LP/WNRL Finance Corp., Co Guar, 7.500%, 02/15/23	67	68,675	0.1

		1,938,131	1.9
OIL, GAS & CONSUMABLE FUELS — 13.0%
Antero Resources Corp., Co Guar,
5.125%, 12/01/22[19]	346	348,595	0.3
5.375%, 11/01/21[19]	282	285,525	0.3
6.000%, 12/01/20[19]	115	118,738	0.1
Apache Corp., Sr Unsec’d Nt, 3.250%, 04/15/22	32	32,839	0.0	[12]
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	36,630	0.1
5.625%, 06/01/24[2]	44	35,860	0.0	[12]
Blue Racer Midstream LLC/Blue Racer Finance Corp., Private Placement, Co Guar, 6.125%, 11/15/22[2]	70	68,425	0.1
Boardwalk Pipelines LP, Co Guar,
4.950%, 12/15/24	9	9,420	0.0	[12]
5.950%, 06/01/26[19]	171	189,159	0.2
California Resources Corp., Co Guar,
5.500%, 09/15/21	4	2,120	0.0	[12]
6.000%, 11/15/24	2	955	0.0	[12]
California Resources Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2]	256	170,240	0.2
OIL, GAS & CONSUMABLE FUELS — (continued)
Callon Petroleum Co., Private Placement, Sr Unsec’d Nt, 6.125%, 10/01/24[2]	$77	$79,695	0.1%
Cenovus Energy, Inc., Sr Unsec’d Nt, (Canada), 4.450%, 09/15/42	23	19,020	0.0	[12]
Cenovus Energy, Inc., Sr Unsec’d Nt, (Canada),
5.700%, 10/15/19[19]	40	42,933	0.0	[12]
6.750%, 11/15/39[19]	79	85,538	0.1
Cheniere Corpus Christi Holdings LLC, Private Placement, Sr Sec’d Nt, 7.000%, 06/30/24[2]	155	167,400	0.2
Chesapeake Energy Corp., Co Guar,
4.875%, 04/15/22	102	85,680	0.1
5.750%, 03/15/23	17	14,450	0.0	[12]
Chesapeake Energy Corp., Private Placement, Sec’d Nt, 8.000%, 12/15/22[2,19]	230	232,875	0.2
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2]	287	287,718	0.3
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2,19]	204	198,900	0.2
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar,
6.375%, 03/15/24	18	9,180	0.0	[12]
8.500%, 12/15/19	26	20,800	0.0	[12]
Concho Resources, Inc., Co Guar, 6.500%, 01/15/22[19]	161	167,038	0.2
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22[19]	130	119,600	0.1
Continental Resources, Inc., Co Guar,
4.500%, 04/15/23	59	56,640	0.0	[12]
5.000%, 09/15/22[19]	490	488,775	0.5
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	58	58,435	0.1
6.125%, 03/01/22	151	152,510	0.1
DCP Midstream Operating LP, Co Guar,
3.875%, 03/15/23	105	100,275	0.1
4.950%, 04/01/22	47	47,881	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
Encana Corp., Sr Unsec’d Nt, (Canada), 3.900%, 11/15/21	$12	$12,024	0.0%[12]
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24[19]	405	420,187	0.4
7.500%, 10/15/20	19	20,853	0.0	[12]
EnLink Midstream Partners LP, Sr Unsec’d Nt, 4.850%, 07/15/26	51	51,350	0.1
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22[19]	124	131,570	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
6.375%, 06/15/23	93	55,335	0.0	[12]
7.750%, 09/01/22	142	84,490	0.1
9.375%, 05/01/20	371	263,410	0.3
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.625%, 06/15/24[19]	125	122,500	0.1
6.000%, 05/15/23	82	81,385	0.1
6.750%, 08/01/22	75	77,279	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2,19]	377	360,977	0.4
5.750%, 10/01/25[2,19]	225	223,875	0.2
7.625%, 04/15/21[2]	52	53,430	0.0	[12]
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20[19]	125	128,906	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Private Placement, Co Guar, 6.000%, 08/01/24[2]	82	84,870	0.1
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21[19]	76	71,440	0.1
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	113	92,236	0.1
7.000%, 03/31/24[2]	274	216,460	0.2
MPLX LP, Co Guar,
4.875%, 12/01/24	130	134,531	0.1
4.875%, 06/01/25	83	85,808	0.1
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	36	26,460	0.0	[12]
OIL, GAS & CONSUMABLE FUELS — (continued)
Newfield Exploration Co., Sr Unsec’d Nt,
5.375%, 01/01/26	$75	$75,187	0.1%
5.625%, 07/01/24[19]	151	154,775	0.1
5.750%, 01/30/22[19]	350	361,375	0.4
NGL Energy Partners LP/NGL Energy Finance Corp., Co Guar,
5.125%, 07/15/19	53	49,820	0.0	[12]
6.875%, 10/15/21	105	99,487	0.1
NGPL PipeCo LLC, Private Placement, Sr Sec’d Nt, 9.625%, 06/01/19[2]	75	78,844	0.1
NuStar Logistics LP, Co Guar, 4.800%, 09/01/20	75	75,188	0.1
Oasis Petroleum, Inc., Co Guar,
6.500%, 11/01/21	57	54,435	0.0	[12]
6.875%, 03/15/22	188	180,010	0.2
PBF Holding Co. LLC/PBF Finance Corp., Private Placement, Sr Sec’d Nt, 7.000%, 11/15/23[2]	121	114,042	0.1
Penn Virginia Corp., Co Guar, 8.500%, 05/01/20[1,4]	211	2,637	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23[19]	239	235,415	0.2
5.375%, 10/01/22[19]	343	340,427	0.4
6.875%, 03/01/21[19]	103	107,635	0.1
Range Resources Corp., Co Guar, 4.875%, 05/15/25	24	23,040	0.0	[12]
Rice Energy, Inc., Co Guar, 7.250%, 05/01/23[19]	108	115,560	0.1
Rockies Express Pipeline LLC, Private Placement, Sr Unsec’d, 6.000%, 01/15/19[2,19]	160	168,000	0.2
RSP Permian, Inc., Co Guar, 6.625%, 10/01/22	62	64,945	0.1
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24[19]	220	206,800	0.2
5.625%, 06/01/25[19]	131	123,140	0.1
6.500%, 11/15/21[19]	150	153,375	0.2
6.500%, 01/01/23[19]	223	225,230	0.2
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	159	90,630	0.1
Sunoco LP/Sunoco Finance Corp., Private Placement, Co Guar,
6.250%, 04/15/21[2]	207	213,210	0.2
6.375%, 04/01/23[2]	135	138,713	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar,
5.125%, 02/01/25[2]	$190	$190,238	0.2%
5.375%, 02/01/27[2]	65	65,406	0.1
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
4.250%, 11/15/23	41	39,616	0.0	[12]
6.375%, 08/01/22	52	53,820	0.1
6.875%, 02/01/21	200	206,500	0.2
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Co Guar,
5.500%, 10/15/19[19]	97	103,305	0.1
5.875%, 10/01/20	15	15,450	0.0	[12]
6.125%, 10/15/21	30	31,350	0.0	[12]
6.250%, 10/15/22[19]	158	168,665	0.2
6.375%, 05/01/24	105	112,613	0.1
Texas Gas Transmission LLC, Private Placement, Sr Unsec’d Nt, 4.500%, 02/01/21[2]	18	18,653	0.0 [12]
Transcontinental Gas Pipe Line Co. LLC, Private Placement, Sr Unsec’d Nt, 7.850%, 02/01/26[2,19]	100	129,196	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.750%, 12/15/18[2]	71	57,333	0.1
Ultra Petroleum Corp., Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[1,4]	112	90,440	0.1
6.125%, 10/01/24[1,4]	171	135,090	0.1
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	87,480	0.1
Western Gas Partners LP, Sr Unsec’d Nt,
4.650%, 07/01/26[19]	120	124,262	0.1
5.375%, 06/01/21	80	87,107	0.1
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	65	64,188	0.1
Whiting Petroleum Corp., Co Guar,
5.000%, 03/15/19	294	284,445	0.3
5.750%, 03/15/21	68	63,580	0.0[12]
Williams Partners LP/ACMP Finance Corp., Sr Unsec’d Nt,
4.875%, 05/15/23[19]	83	83,992	0.1
6.125%, 07/15/22[19]	156	161,966	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 09/15/24[19]	$343	$323,278	0.3%
6.000%, 01/15/22[19]	593	585,587	0.6

		13,268,705	13.0

Total Energy		15,206,836	14.9

FINANCIALS — 6.8%
BANKS — 2.7%
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2,19]	130	137,962	0.1
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17[19]	303	308,681	0.3
5.000%, 08/15/22[19]	327	347,437	0.4
5.250%, 03/15/18	85	88,400	0.1
5.375%, 05/15/20[19]	505	539,719	0.5
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23[19]	246	256,502	0.3
6.100%, 06/10/23[19]	535	560,985	0.5
6.125%, 12/15/22[19]	503	533,031	0.5

		2,772,717	2.7
CAPITAL MARKETS — 0.2%
E*TRADE Financial Corp., Sr Unsec’d Nt, 5.375%, 11/15/22[19]	78	83,150	0.1
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	62,460	0.1

		145,610	0.2
CONSUMER FINANCE — 1.7%
Ally Financial, Inc., Co Guar, 8.000%, 11/01/31[19]	237	292,102	0.3
Ally Financial, Inc., Sr Unsec’d Nt,
3.600%, 05/21/18[19]	197	199,955	0.2
4.125%, 03/30/20[19]	650	661,375	0.7
4.625%, 05/19/22	79	81,370	0.1
4.625%, 03/30/25[19]	225	230,625	0.2
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,388	0.0[12]
4.250%, 05/15/23	38	39,486	0.1
Springleaf Finance Corp., Co Guar,
7.750%, 10/01/21	24	25,170	0.0[12]
8.250%, 12/15/20[19]	113	124,018	0.1

		1,676,489	1.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED FINANCIAL SERVICES — 1.5%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	$327	$183,937	0.2%
Argos Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2]	295	309,750	0.3
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	494	306,280	0.3
Double Eagle Acquisition Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.500%, 10/01/24[2,18]	55	55,963	0.1
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	27,440	0.0	[12]
6.500%, 06/01/22	96	92,160	0.1
7.875%, 10/01/20	235	238,807	0.2
9.625%, 05/01/19	54	56,565	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	52,125	0.0	[12]
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	265	190,800	0.2

		1,513,827	1.5
INSURANCE — 0.4%
CNO Financial Group, Inc., Sr Unsec’d Nt,
4.500%, 05/30/20	59	60,401	0.1
5.250%, 05/30/25[19]	154	153,615	0.1
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2,19]	93	93,000	0.1
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2,19]	136	139,723	0.1

		446,739	0.4
THRIFTS & MORTGAGE FINANCE — 0.3%
Quicken Loans, Inc., Private Placement, Co Guar, 5.750%, 05/01/25[2]	248	246,140	0.2
Radian Group, Inc., Sr Unsec’d Nt, 7.000%, 03/15/21	76	85,215	0.1

		331,355	0.3

Total Financials		6,886,737	6.8

HEALTH CARE — 13.3%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Alere, Inc., Co Guar, 6.500%, 06/15/20[19]	$220	$220,000	0.2%
Alere, Inc., Private Placement, Co Guar, 6.375%, 07/01/23[2]	47	47,940	0.1
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	306	311,355	0.3
Hill-Rom Holdings, Inc., Private Placement, Co Guar, 5.750%, 09/01/23[2,19]	110	117,403	0.1
Hologic, Inc., Private Placement, Co Guar, 5.250%, 07/15/22[2,19]	202	214,373	0.2
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg),
4.875%, 04/15/20[2]	165	168,300	0.2
5.500%, 04/15/25[2]	135	128,250	0.1
5.625%, 10/15/23[2]	179	171,392	0.2
5.750%, 08/01/22[2]	210	207,113	0.2
Sterigenics-Nordion Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.500%, 05/15/23[2]	60	62,400	0.1
Teleflex, Inc., Co Guar,
4.875%, 06/01/26	18	18,630	0.0	[12]
5.250%, 06/15/24[19]	105	109,462	0.1

		1,776,618	1.8
HEALTH CARE PROVIDERS & SERVICES — 8.3%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22[19]	105	103,950	0.1
5.625%, 02/15/23	70	71,050	0.1
6.125%, 03/15/21[19]	108	111,510	0.1
6.500%, 03/01/24	133	139,318	0.1
Amsurg Corp., Co Guar,
5.625%, 11/30/20	65	66,787	0.1
5.625%, 07/15/22	125	127,813	0.1
Centene Corp., Sr Unsec’d Nt,
5.625%, 02/15/21	180	191,250	0.2
6.125%, 02/15/24	120	130,200	0.1
CHS/Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22[19]	321	276,060	0.3
7.125%, 07/15/20[19]	183	170,099	0.1
8.000%, 11/15/19[19]	198	194,040	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE PROVIDERS & SERVICES — (continued)
CHS/Community Health Systems, Inc., Sr Sec’d Nt,
5.125%, 08/15/18	$10	$10,100	0.0%[12]
5.125%, 08/01/21[19]	217	214,830	0.2
DaVita, Inc., Co Guar,
5.000%, 05/01/25[19]	235	235,881	0.2
5.125%, 07/15/24[19]	170	173,400	0.2
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2,19]	140	139,300	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
4.125%, 10/15/20[2]	95	100,006	0.1
4.750%, 10/15/24[2]	55	57,750	0.0	[12]
5.625%, 07/31/19[2]	67	72,695	0.1
5.750%, 02/15/21[2]	90	100,800	0.1
5.875%, 01/31/22[2]	105	118,913	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21[19]	319	346,115	0.3
HCA, Inc., Co Guar,
5.375%, 02/01/25[19]	377	389,252	0.4
5.875%, 05/01/23[19]	180	191,700	0.2
5.875%, 02/15/26[19]	160	170,600	0.1
7.500%, 02/15/22[19]	270	309,825	0.3
HCA, Inc., Sr Sec’d Nt, 4.500%, 02/15/27	155	155,581	0.2
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19[19]	122	125,813	0.1
4.250%, 10/15/19[19]	150	156,375	0.1
5.000%, 03/15/24[19]	184	195,040	0.2
5.250%, 04/15/25[19]	170	181,263	0.2
5.250%, 06/15/26[19]	175	185,937	0.2
5.875%, 03/15/22[19]	100	110,750	0.1
6.500%, 02/15/20[19]	275	304,562	0.3
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19[19]	632	571,960	0.6
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	54,424	0.1
LifePoint Health, Inc., Co Guar, 5.500%, 12/01/21[19]	144	150,120	0.2
LifePoint Health, Inc., Private Placement, Co Guar, 5.375%, 05/01/24[2]	60	60,000	0.1
HEALTH CARE PROVIDERS & SERVICES — (continued)
MPH Acquisition Holdings LLC, Private Placement, Sr Unsec’d Nt, 7.125%, 06/01/24[2]	$425	$456,875	0.5%
Team Health, Inc., Private Placement, Co Guar, 7.250%, 12/15/23[2,19]	140	150,675	0.2
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	75,469	0.0	[12]
4.750%, 06/01/20	75	76,125	0.1
6.000%, 10/01/20[19]	173	182,947	0.2
6.250%, 11/01/18[19]	105	112,088	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
5.500%, 03/01/19[19]	400	393,000	0.4
6.750%, 02/01/20	30	29,475	0.0	[12]
6.750%, 06/15/23[19]	185	172,050	0.2
8.000%, 08/01/20[19]	288	290,880	0.3
8.125%, 04/01/22[19]	64	64,000	0.0	[12]

		8,468,653	8.3
HEALTH CARE TECHNOLOGY — 0.5%
Change Healthcare Holdings, Inc., Private Placement, Co Guar, 6.000%, 02/15/21[2,19]	145	152,975	0.1
IMS Health, Inc., Private Placement, Co Guar, 5.000%, 10/15/26[2]	200	208,000	0.2
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2,19]	180	182,700	0.2

		543,675	0.5
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Quintiles Transnational Corp., Private Placement, Co Guar, 4.875%, 05/15/23[2,19]	120	123,300	0.1

PHARMACEUTICALS — 2.6%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000%, (cash), 05/15/19[2,17]	70	70,175	0.1
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12[1,4]	2,805	280	0.0	[12]
Concordia International Corp., Private Placement, Co Guar, (Canada), 7.000%, 04/15/23[2]	605	387,200	0.4
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	105	97,388	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
PHARMACEUTICALS — (continued)
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Private Placement, Co Guar, (Ireland),
6.000%, 07/15/23[2]	$285	$259,350	0.2%
6.500%, 02/01/25[2]	215	190,006	0.2
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.375%, 03/15/20[2,19]	295	272,875	0.3
5.625%, 12/01/21[2]	65	58,013	0.0	[12]
5.875%, 05/15/23[2,19]	574	496,183	0.5
6.125%, 04/15/25[2,19]	345	297,131	0.3
6.375%, 10/15/20[2,19]	130	121,875	0.1
7.000%, 10/01/20[2,19]	280	273,000	0.3
7.500%, 07/15/21[2,19]	152	147,060	0.1

		2,670,536	2.6

Total Health Care		13,582,782	13.3

INDUSTRIALS — 13.1%
AEROSPACE & DEFENSE — 0.8%
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	88	85,580	0.1
5.500%, 09/15/18[2]	56	56,840	0.1
6.125%, 01/15/23[2]	55	48,813	0.0	[12]
Orbital ATK, Inc., Co Guar,
5.250%, 10/01/21[19]	93	96,720	0.1
5.500%, 10/01/23	35	36,662	0.0	[12]
TransDigm, Inc., Co Guar, 6.000%, 07/15/22[19]	228	240,540	0.2
TransDigm, Inc., Private Placement, Co Guar, 6.375%, 06/15/26[2]	108	112,050	0.1
Triumph Group, Inc., Co Guar, 4.875%, 04/01/21[19]	148	141,155	0.2

		818,360	0.8
AIR FREIGHT & LOGISTICS — 0.2%
XPO Logistics, Inc., Private Placement, Co Guar,
6.125%, 09/01/23[2]	70	71,925	0.1
6.500%, 06/15/22[2,19]	145	151,706	0.1

		223,631	0.2
AIRLINES — 0.7%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	$425	$469,607	0.5%
U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	141	146,153	0.1
UAL 2007-1 Pass-Through Trust, Private Placement, Series B, 7.336%, 07/02/19[2]	57	59,813	0.1

		675,573	0.7
BUILDING PRODUCTS — 1.3%
Masco Corp., Sr Unsec’d Nt,
5.950%, 03/15/22	43	49,020	0.1
7.125%, 03/15/20	10	11,500	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 5.625%, 03/15/23[2,19]	107	112,885	0.1
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2,19]	140	152,250	0.1
Standard Industries, Inc., Private Placement, Sr Unsec’d Nt,
5.125%, 02/15/21[2,19]	57	59,850	0.1
5.500%, 02/15/23[2,19]	97	101,365	0.1
6.000%, 10/15/25[2,19]	235	251,450	0.2
Summit Materials LLC/Summit Materials Finance Corp., Co Guar, 6.125%, 07/15/23	399	406,980	0.4
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	230	215,050	0.2

		1,360,350	1.3
COMMERCIAL SERVICES & SUPPLIES — 3.9%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	63,300	0.1
ADT Corp. (The), Sr Sec’d Nt, 4.125%, 06/15/23[19]	545	535,463	0.5
AMN Healthcare, Inc., Private Placement, Co Guar, 5.125%, 10/01/24[2]	88	88,880	0.1
Aramark Services, Inc., Co Guar,
5.125%, 01/15/24	45	46,800	0.1
5.750%, 03/15/20	14	14,385	0.0	[12]
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19[19]	338	344,760	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
COMMERCIAL SERVICES & SUPPLIES — (continued)
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	$80	$80,200	0.1%
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2,19]	391	360,697	0.4
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2,19]	180	171,900	0.2
9.750%, 08/01/18[2]	28	28,770	0.0	[12]
ILFC E-Capital Trust I, Private Placement, VAR, 4.000%, 12/21/65[2,19]	450	360,000	0.3
ILFC E-Capital Trust II, Private Placement, VAR, 4.250%, 12/21/65[2]	520	414,700	0.4
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Private Placement, Co Guar, 6.375%, 08/01/23[2]	205	213,200	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	88,291	0.1
Prime Security Services Borrower LLC/Prime Finance, Inc., Private Placement, Sec’d Nt, 9.250%, 05/15/23[2]	648	706,320	0.7
Quad/Graphics, Inc., Co Guar, 7.000%, 05/01/22[19]	125	120,000	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 01/15/16[1,4]	1,415	—	0.0
6.500%, 08/01/27[1,4]	810	—	0.0
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.500%, 11/15/23	19	19,143	0.0	[12]
7.000%, 02/15/22	6	6,225	0.0	[12]
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2,19]	230	225,400	0.2
West Corp., Private Placement, Sr Sec’d Nt, 4.750%, 07/15/21[2]	93	95,790	0.1

		3,984,224	3.9
CONSTRUCTION & ENGINEERING — 1.2%
AECOM, Co Guar,
5.750%, 10/15/22[19]	$200	$210,062	0.2%
5.875%, 10/15/24[19]	360	383,400	0.4
MasTec, Inc., Co Guar, 4.875%, 03/15/23[19]	445	440,550	0.4
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[19]	209	210,045	0.2

		1,244,057	1.2
ELECTRICAL EQUIPMENT — 0.4%
EnerSys, Private Placement, Co Guar, 5.000%, 04/30/23[2]	69	68,914	0.1
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands),
4.875%, 10/15/23[2,19]	117	121,680	0.1
5.000%, 10/01/25[2,19]	138	141,105	0.1
5.625%, 11/01/24[2]	56	59,150	0.1

		390,849	0.4
MACHINERY — 1.7%
ATS Automation Tooling Systems, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 06/15/23[2,19]	182	186,550	0.2
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	200	174,500	0.2
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	500	227,500	0.2
Cortes NP Acquisition Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 10/15/24[2,18]	340	340,000	0.3
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	289	300,560	0.3
Novelis Corp., Private Placement, Co Guar,
5.875%, 09/30/26[2]	210	214,988	0.2
6.250%, 08/15/24[2]	225	239,062	0.2
Oshkosh Corp., Co Guar, 5.375%, 03/01/25	59	61,950	0.1

		1,745,110	1.7

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MARINE — 0.2%
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	$125	$100,000	0.1%
Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21[1,4]	437	87,400	0.1

		187,400	0.2
PROFESSIONAL SERVICES — 0.1%
IHS Markit Ltd., Private Placement, Co Guar, (Bermuda), 5.000%, 11/01/22[2]	70	74,067	0.1

ROAD & RAIL — 0.4%
Ashtead Capital, Inc., Private Placement, Sec’d Nt,
5.625%, 10/01/24[2]	200	210,500	0.2
6.500%, 07/15/22[2]	200	210,250	0.2

		420,750	0.4
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Ahern Rentals, Inc., Private Placement, Sec’d Nt, 7.375%, 05/15/23[2]	297	192,307	0.2
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
5.000%, 04/01/23	73	76,285	0.1
6.250%, 12/01/19	30	32,850	0.0	[12]
7.625%, 04/15/20	115	130,956	0.1
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	130	137,150	0.1
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	310	321,625	0.3
HD Supply, Inc., Private Placement, Co Guar, 5.750%, 04/15/24[2]	135	141,750	0.1
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2,19]	155	163,913	0.2
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25[19]	178	182,450	0.2
5.750%, 11/15/24	25	25,938	0.0	[12]
5.875%, 09/15/26	15	15,450	0.0	[12]
6.125%, 06/15/23[19]	447	469,350	0.5
Univar USA, Inc., Private Placement, Co Guar, 6.750%, 07/15/23[2]	145	149,350	0.2
TRADING COMPANIES & DISTRIBUTORS — (continued)
WESCO Distribution, Inc., Private Placement, Co Guar, 5.375%, 06/15/24[2,19]	$150	$150,282	0.2%

		2,189,656	2.2

Total Industrials		13,314,027	13.1

INFORMATION TECHNOLOGY — 8.6%
COMMUNICATIONS EQUIPMENT — 1.4%
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29[19]	173	191,381	0.2
Avaya, Inc., Co Guar, 10.500%, 03/01/21	146	32,120	0.0	[12]
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2,19]	548	404,150	0.4
CommScope Technologies Finance LLC, Private Placement, Sr Unsec’d Nt, 6.000%, 06/15/25[2]	114	121,553	0.1
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	23,805	0.0	[12]
5.500%, 06/15/24[2,19]	222	234,210	0.3
CommScope, Inc., Private Placement, Sr Sec’d Nt, 4.375%, 06/15/20[2]	34	35,020	0.0	[12]
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	373	180,905	0.2
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19[19]	101	108,827	0.1
6.625%, 05/15/39[19]	100	108,500	0.1

		1,440,471	1.4
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Anixter, Inc., Co Guar, 5.500%, 03/01/23	140	146,650	0.1
Belden, Inc., Private Placement, Co Guar,
5.250%, 07/15/24[2]	53	53,795	0.1
5.500%, 09/01/22[2]	15	15,637	0.0	[12]
CDW LLC/CDW Finance Corp., Co Guar,
5.000%, 09/01/23	55	56,788	0.1
6.000%, 08/15/22[19]	101	107,565	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	46,912	0.0	[12]

		427,347	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INTERNET SOFTWARE & SERVICES — 0.4%
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	$29	$29,689	0.0%[12]
Match Group, Inc., Sr Unsec’d Nt, 6.375%, 06/01/24	60	65,100	0.1
VeriSign, Inc., Sr Unsec’d Nt,
4.625%, 05/01/23[19]	80	81,100	0.1
5.250%, 04/01/25[19]	191	200,550	0.2

		376,439	0.4
IT SERVICES — 1.9%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	156,000	0.2
First Data Corp., Private Placement, Co Guar, 7.000%, 12/01/23[2,19]	733	775,148	0.8
First Data Corp., Private Placement, Sec’d Nt, 5.750%, 01/15/24[2]	237	243,517	0.2
First Data Corp., Private Placement, Sr Sec’d Nt,
5.000%, 01/15/24[2,19]	344	349,160	0.3
5.375%, 08/15/23[2,19]	106	109,180	0.1
6.750%, 11/01/20[2,19]	260	269,100	0.3

		1,902,105	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Micro Devices, Inc., Sr Unsec’d Nt, 7.000%, 07/01/24	176	172,920	0.2
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	56,925	0.0	[12]
Micron Technology, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 09/15/23[2]	171	189,937	0.2
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	11	10,780	0.0	[12]
5.250%, 01/15/24[2]	27	26,257	0.0	[12]
5.625%, 01/15/26[2]	82	78,925	0.1
Micron Technology, Inc., Sr Unsec’d Nt,
5.500%, 02/01/25[19]	138	135,240	0.1
5.875%, 02/15/22	50	51,313	0.1
Microsemi Corp., Private Placement, Co Guar, 9.125%, 04/15/23[2,19]	132	150,480	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (continued)
NXP BV/NXP Funding LLC, Private Placement, Co Guar, (Netherlands),
4.125%, 06/15/20[2,19]	$218	$231,352	0.2%
4.625%, 06/15/22[2,19]	257	277,560	0.3
5.750%, 03/15/23[2,19]	200	214,500	0.2
Qorvo, Inc., Co Guar, 6.750%, 12/01/23	166	179,073	0.2

		1,775,262	1.7
SOFTWARE — 1.3%
Camelot Finance S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.875%, 10/15/24[2]	229	236,156	0.2
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125%, (cash), 05/01/21[2,17]	108	104,760	0.1
Infor U.S., Inc., Private Placement, Sr Sec’d Nt, 5.750%, 08/15/20[2]	39	40,950	0.0[12]
Infor US, Inc., Co Guar, 6.500%, 05/15/22[19]	193	195,413	0.2
Informatica LLC, Private Placement, Sr Unsec’d Nt, 7.125%, 07/15/23[2,19]	103	95,790	0.1
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2,19]	223	228,575	0.2
Open Text Corp., Private Placement, Co Guar, (Canada),
5.625%, 01/15/23[2]	75	76,500	0.1
5.875%, 06/01/26[2]	87	91,024	0.1
Solera LLC/Solera Finance, Inc., Private Placement, Sr Unsec’d Nt, 10.500%, 03/01/24[2]	140	156,100	0.2
SS&C Technologies Holdings, Inc., Co Guar, 5.875%, 07/15/23	97	102,092	0.1

		1,327,360	1.3
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Private Placement, Co Guar,
5.875%, 06/15/21[2]	95	100,937	0.1
7.125%, 06/15/24[2]	100	109,981	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — (continued)
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Private Placement, Sr Sec’d Nt,
4.420%, 06/15/21[2]	$90	$94,067	0.1%
5.450%, 06/15/23[2]	259	277,396	0.2
6.020%, 06/15/26[2]	259	284,103	0.3
Diebold, Inc., Private Placement, Co Guar, 8.500%, 04/15/24[2,19]	191	197,924	0.2
EMC Corp., Sr Unsec’d Nt, 2.650%, 06/01/20	57	54,910	0.1
NCR Corp., Co Guar,
5.000%, 07/15/22	35	35,787	0.0	[12]
5.875%, 12/15/21	15	15,788	0.0	[12]
6.375%, 12/15/23	40	42,300	0.1
Western Digital Corp., Private Placement, Co Guar, 10.500%, 04/01/24[2]	209	242,701	0.2
Western Digital Corp., Private Placement, Sr Sec’d Nt, 7.375%, 04/01/23[2]	97	106,458	0.1

		1,562,352	1.5

Total Information Technology		8,811,336	8.6

MATERIALS — 14.2%
CHEMICALS — 3.6%
A Schulman, Inc., Private Placement, Co Guar, 6.875%, 06/01/23[2]	140	141,400	0.1
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), Class B, 8.100%, 03/15/27[2,19]	215	289,537	0.3
Blue Cube Spinco, Inc., Private Placement, Co Guar,
9.750%, 10/15/23[2]	332	390,100	0.4
10.000%, 10/15/25[2]	290	342,200	0.3
CVR Partners LP/CVR Nitrogen Finance Corp., Private Placement, Sr Sec’d Nt, 9.250%, 06/15/23[2]	565	545,931	0.5
GCP Applied Technologies, Inc., Private Placement, Co Guar, 9.500%, 02/01/23[2,19]	167	189,962	0.2
Hexion, Inc., Sr Sec’d Nt, 6.625%, 04/15/20[19]	832	730,080	0.7
CHEMICALS — (continued)
Momentive Performance Materials, Inc., Sr Sec’d Nt,
3.880%, 10/24/21[19]	$150	$125,063	0.1%
8.875%, 10/15/20[1,4]	150	—	0.0
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.000%, 05/01/25[2]	81	82,013	0.1
5.250%, 08/01/23[2]	135	138,037	0.1
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	167,660	0.2
PolyOne Corp., Sr Unsec’d Nt, 5.250%, 03/15/23[19]	253	261,885	0.3
Scotts Miracle-Gro Co. (The), Private Placement, Co Guar, 6.000%, 10/15/23[2]	100	106,500	0.1
Valvoline, Inc., Private Placement, Co Guar, 5.500%, 07/15/24[2]	30	31,425	0.0	[12]
Versum Materials, Inc., Private Placement, Co Guar, 5.500%, 09/30/24[2]	155	159,263	0.2

		3,701,056	3.6
CONSTRUCTION MATERIALS — 1.6%
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	530	540,600	0.5
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	251,875	0.3
7.750%, 04/16/26[2,19]	593	653,486	0.6
U.S. Concrete, Inc., Co Guar, 6.375%, 06/01/24	136	141,100	0.2

		1,587,061	1.6
CONTAINERS & PACKAGING — 2.0%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	36,441	0.0	[12]
Ball Corp., Co Guar,
5.000%, 03/15/22[19]	150	162,187	0.2
5.250%, 07/01/25[19]	128	137,920	0.1
Berry Plastics Corp., Sec’d Nt, 5.125%, 07/15/23[19]	225	228,797	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONTAINERS & PACKAGING — (continued)
Cascades, Inc., Private Placement, Co Guar, (Canada),
5.500%, 07/15/22[2,19]	$135	$137,194	0.2%
5.750%, 07/15/23[2,19]	105	106,312	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,16]	228	23,922	0.0	[12]
Crown Americas LLC/Crown Americas Capital Corp. V, Private Placement, Co Guar, 4.250%, 09/30/26[2]	120	119,850	0.1
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar,
5.000%, 01/15/22[2]	85	90,100	0.1
5.375%, 01/15/25[2,19]	159	165,162	0.2
6.375%, 08/15/25[2]	29	31,936	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar, 8.250%, 02/15/21	100	104,250	0.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 5.750%, 10/15/20	280	288,750	0.3
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Co Guar, 7.000%, 07/15/24[2]	5	5,363	0.0	[12]
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Private Placement, Sr Sec’d Nt, 5.125%, 07/15/23[2]	90	92,925	0.1
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	89,250	0.1
5.125%, 12/01/24[2]	85	89,781	0.1
6.500%, 12/01/20[2,19]	120	137,250	0.1

		2,047,390	2.0
METALS & MINING — 6.7%
AK Steel Corp., Sr Sec’d Nt, 7.500%, 07/15/23	195	207,675	0.2
Alcoa Nederland Holding B.V., Private Placement, Co Guar, (Netherlands), 6.750%, 09/30/24[2]	200	207,750	0.2
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24[19]	464	493,580	0.5
5.400%, 04/15/21[19]	100	107,000	0.1
5.720%, 02/23/19[19]	110	117,838	0.1
METALS & MINING — (continued)
6.150%, 08/15/20	$65	$71,662	0.1%
6.750%, 01/15/28[19]	68	74,290	0.1
Aleris International, Inc., Private Placement, Sr Sec’d Nt, 9.500%, 04/01/21[2]	135	145,462	0.2
Anglo American Capital plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 09/27/22[2,19]	351	347,490	0.3
4.450%, 09/27/20[2,19]	100	102,500	0.1
4.875%, 05/14/25[2,19]	200	204,000	0.2
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg), 6.125%, 06/01/25	130	141,700	0.1
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
7.250%, 02/25/22[19]	475	539,125	0.5
8.000%, 10/15/39[19]	288	311,040	0.3
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21[19]	210	215,250	0.2
Commercial Metals Co., Sr Unsec’d Nt, 4.875%, 05/15/23	215	213,388	0.2
Freeport-McMoRan, Inc., Co Guar,
3.100%, 03/15/20[19]	165	158,813	0.2
3.875%, 03/15/23[19]	480	434,400	0.4
4.000%, 11/14/21	253	239,401	0.3
5.400%, 11/14/34	26	21,580	0.0	[12]
5.450%, 03/15/43[19]	404	327,240	0.3
Hecla Mining Co., Co Guar, 6.875%, 05/01/21[19]	205	205,769	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	64	64,176	0.1
Kaiser Aluminum Corp., Co Guar, 5.875%, 05/15/24	65	67,925	0.1
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2,19]	107	113,688	0.1
7.875%, 11/01/22[2,19]	120	127,800	0.1
New Gold, Inc., Private Placement, Co Guar, (Canada), 6.250%, 11/15/22[2,19]	207	211,657	0.2
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Co Guar, 6.375%, 05/01/22[2]	150	151,875	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINING — (continued)
Steel Dynamics, Inc., Co Guar,
5.125%, 10/01/21	$90	$93,487	0.1%
5.250%, 04/15/23[19]	202	209,575	0.2
5.500%, 10/01/24	30	31,425	0.0	[12]
6.375%, 08/15/22[19]	80	84,200	0.1
Teck Resources Ltd., Co Guar, (Canada),
3.000%, 03/01/19	90	88,650	0.1
4.750%, 01/15/22[19]	109	106,264	0.1
5.400%, 02/01/43	95	82,650	0.1
6.000%, 08/15/40	175	162,750	0.1
Teck Resources Ltd., Private Placement, Co Guar, (Canada),
8.000%, 06/01/21[2]	25	27,344	0.0	[12]
8.500%, 06/01/24[2]	95	108,775	0.1
Teck Resources Ltd., Sr Unsec’d Nt, (Canada), 6.125%, 10/01/35	90	85,050	0.1
United States Steel Corp., Private Placement, Sr Sec’d Nt, 8.375%, 07/01/21[2]	67	73,281	0.1

		6,777,525	6.7
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2,19]	110	111,650	0.1
Hardwoods Acquisition, Inc., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	205	154,262	0.1
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	79,013	0.1

		344,925	0.3

Total Materials		14,457,957	14.2

REAL ESTATE — 1.4%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/15/23[2]	139	144,213	0.2
Crown Castle International Corp., Sr Unsec’d Nt, 5.250%, 01/15/23[19]	105	118,896	0.1
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21[19]	133	139,151	0.1
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — (continued)
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20[19]	$128	$132,640	0.1%
5.375%, 01/01/22	68	71,910	0.1
5.750%, 01/01/25	48	51,000	0.0	[12]
5.875%, 01/15/26	60	64,500	0.1
Iron Mountain, Inc., Co Guar, 5.750%, 08/15/24[19]	191	196,252	0.2
Iron Mountain, Inc., Private Placement, Co Guar, 6.000%, 10/01/20[2,19]	199	209,945	0.2
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc., Private Placement, Co Guar, 5.625%, 05/01/24[2]	55	59,659	0.1
RHP Hotel Properties LP/RHP Finance Corp., Co Guar,
5.000%, 04/15/21	59	60,770	0.0	[12]
5.000%, 04/15/23	65	65,975	0.1

		1,314,911	1.3
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Mattamy Group Corp., Private Placement, Co Guar, (Canada), 6.500%, 11/15/20[2]	144	143,550	0.1

Total Real Estate		1,458,461	1.4

TELECOMMUNICATION SERVICES — 16.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.9%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	200	211,000	0.2
6.625%, 02/15/23[2]	200	205,250	0.2
7.500%, 05/15/26[2]	250	260,313	0.3
CCO Holdings LLC/CCO Holdings Capital Corp., Private Placement, Sr Unsec’d Nt,
5.125%, 05/01/23[2]	90	93,937	0.1
5.375%, 05/01/25[2]	34	35,658	0.0	[12]
5.500%, 05/01/26[2]	275	288,062	0.3
5.750%, 02/15/26[2,19]	671	711,260	0.7
5.875%, 04/01/24[2,19]	584	623,070	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., Sr Unsec’d Nt, 5.750%, 09/01/23	19	20,116	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Cincinnati Bell, Inc., Private Placement, Co Guar, 7.000%, 07/15/24[2]	$128	$131,200	0.1%
Consolidated Communications, Inc., Co Guar, 6.500%, 10/01/22	153	148,410	0.2
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36[19]	1,633	1,652,563	1.6
Frontier Communications Corp., Sr Unsec’d Nt, 6.250%, 09/15/21	100	96,125	0.1
Frontier Communications Corp., Sr Unsec’d Nt,
7.125%, 03/15/19[19]	110	117,975	0.1
8.500%, 04/15/20[19]	427	461,694	0.4
8.875%, 09/15/20	55	59,331	0.1
9.250%, 07/01/21[19]	192	206,880	0.2
10.500%, 09/15/22[19]	270	286,200	0.3
11.000%, 09/15/25[19]	443	461,827	0.5
Hughes Satellite Systems Corp., Private Placement, Sr Sec’d Nt, 5.250%, 08/01/26[2]	231	228,112	0.2
Hughes Satellite Systems Corp., Private Placement, Sr Unsec’d Nt, 6.625%, 08/01/26[2]	96	92,640	0.1
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	244	168,970	0.2
7.250%, 04/01/19	122	98,210	0.1
7.250%, 10/15/20	195	151,125	0.1
Intelsat Jackson Holdings S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 8.000%, 02/15/24[2]	215	215,538	0.2
Intelsat Luxembourg S.A., Co Guar, (Luxembourg), 7.750%, 06/01/21	225	74,813	0.1
Level 3 Communications, Inc., Sr Unsec’d Nt, 5.750%, 12/01/22[19]	307	320,815	0.3
Level 3 Financing, Inc., Co Guar,
5.125%, 05/01/23	75	77,250	0.1
5.375%, 08/15/22[19]	96	100,320	0.1
5.375%, 01/15/24	123	128,151	0.1
5.375%, 05/01/25[19]	150	156,375	0.2
5.625%, 02/01/23[19]	123	127,766	0.1
Level 3 Financing, Inc., Private Placement, Co Guar, 5.250%, 03/15/26[2]	130	134,225	0.1
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	$360	$349,200	0.3%
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	54,745	0.1
SBA Communications Corp., Private Placement, Sr Unsec’d Nt, 4.875%, 09/01/24[2]	15	15,113	0.0 [12]
SBA Communications Corp., Sr Unsec’d Nt, 4.875%, 07/15/22[19]	175	181,125	0.2
SFR S.A., Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2,19]	400	408,000	0.4
6.250%, 05/15/24[2,19]	200	198,690	0.2
7.375%, 05/01/26[2,19]	200	204,438	0.2
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28[19]	54	50,827	0.1
8.750%, 03/15/32[19]	301	308,149	0.3
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 5.375%, 01/15/25[2]	200	200,930	0.2
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 5.375%, 04/15/21[2]	180	187,650	0.2
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	200	202,500	0.2
Windstream Services LLC, Co Guar,
7.500%, 06/01/22	81	77,760	0.1
7.500%, 04/01/23[19]	167	159,485	0.1
Zayo Group LLC/Zayo Capital, Inc., Co Guar,
6.000%, 04/01/23	240	251,400	0.2
6.375%, 05/15/25	50	53,250	0.1

		11,048,443	10.9
WIRELESS TELECOMMUNICATION SERVICES — 5.4%
Inmarsat Finance plc, Private Placement, Co Guar, (United Kingdom), 6.500%, 10/01/24[2]	200	200,250	0.2
SoftBank Group Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2,19]	400	414,000	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
WIRELESS TELECOMMUNICATION SERVICES — (continued)
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2,19]	$93	$100,208	0.1%
9.000%, 11/15/18[2,19]	575	633,937	0.6
Sprint Communications, Inc., Sr Unsec’d Nt, 8.375%, 08/15/17	8	8,310	0.0	[12]
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20[19]	159	159,795	0.2
11.500%, 11/15/21	72	82,800	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24[19]	940	916,500	0.9
7.250%, 09/15/21[19]	182	182,910	0.2
7.625%, 02/15/25[19]	316	312,840	0.3
7.875%, 09/15/23[19]	353	356,530	0.3
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	130	98,150	0.1
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18[19]	95	96,306	0.1
6.000%, 03/01/23[19]	102	108,968	0.1
6.000%, 04/15/24	54	57,780	0.1
6.125%, 01/15/22[19]	167	177,438	0.2
6.250%, 04/01/21[19]	224	235,060	0.2
6.375%, 03/01/25[19]	102	110,925	0.1
6.500%, 01/15/24	43	46,518	0.0	[12]
6.500%, 01/15/26[19]	153	169,448	0.2
6.625%, 11/15/20[19]	64	65,760	0.0	[12]
6.625%, 04/01/23[19]	274	294,207	0.3
6.633%, 04/28/21[19]	246	258,915	0.3
6.731%, 04/28/22[19]	221	232,050	0.2
6.836%, 04/28/23[19]	201	216,075	0.2

		5,535,680	5.4

Total Telecommunication Services		16,584,123	16.3

UTILITIES — 5.5%
ELECTRIC UTILITIES — 0.2%
Terraform Global Operating LLC, Private Placement, Co Guar, 13.750%, 08/15/22[2]	178	183,340	0.2
Texas Competitive Electric, Co Guar, VAR, 3.977%, 10/01/20	125	38,125	0.0	[12]

		221,465	0.2
GAS UTILITIES — 1.8%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt,
5.625%, 05/20/24	$70	$74,200	0.0%[12]
5.875%, 08/20/26	70	74,200	0.1
Ferrellgas LP/Ferrellgas Finance Corp., Co Guar, 6.750%, 06/15/23	76	66,880	0.1
PBF Logistics LP/PBF Logistics Finance Corp., Co Guar, 6.875%, 05/15/23	71	68,426	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Co Guar,
5.625%, 07/15/22	78	71,760	0.1
5.625%, 11/15/23	78	70,980	0.0	[12]
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.875%, 06/30/26[2]	180	195,637	0.2
Sabine Pass Liquefaction LLC, Sr Sec’d Nt, 6.250%, 03/15/22	170	186,150	0.2
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 04/15/23	447	477,173	0.5
5.625%, 03/01/25	144	154,800	0.2
5.625%, 02/01/21	100	106,375	0.1
5.750%, 05/15/24	125	134,531	0.1
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Private Placement, Co Guar, 5.500%, 09/15/24[2]	140	141,050	0.1

		1,822,162	1.8
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.5%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24[19]	269	278,415	0.3
5.500%, 04/15/25[19]	150	154,500	0.1
6.000%, 05/15/26	109	114,995	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt,
5.250%, 06/01/26[2]	205	207,562	0.2
5.875%, 01/15/24[2]	74	78,163	0.1
Calpine Corp., Sr Unsec’d Nt,
5.500%, 02/01/24[19]	150	148,125	0.2
5.750%, 01/15/25[19]	131	129,199	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — (continued)
Dynegy, Inc., Co Guar,
5.875%, 06/01/23[19]	$347	$314,902	0.3%
7.375%, 11/01/22[19]	260	256,750	0.2
7.625%, 11/01/24	70	68,740	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20[19]	396	295,020	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	228,150	0.2
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75	76,125	0.1
6.250%, 05/01/24	175	177,625	0.2
6.625%, 03/15/23[19]	214	216,140	0.2
NRG Energy, Inc., Private Placement, Co Guar,
6.625%, 01/15/27[2]	244	239,120	0.3
7.250%, 05/15/26[2]	115	117,013	0.1
NRG Yield Operating LLC, Private Placement, Co Guar, 5.000%, 09/15/26[2]	100	98,000	0.1
Talen Energy Supply LLC, Private Placement, Sr Unsec’d Nt, 4.625%, 07/15/19[2]	100	94,000	0.1
TerraForm Power Operating LLC, Private Placement, Co Guar,
9.375%, 02/01/23[2]	162	166,860	0.1
9.625%, 06/15/25[2]	69	72,450	0.1

		3,531,854	3.5

Total Utilities		5,575,481	5.5

Total Corporate Bonds
(Cost $129,750,009)		128,006,864	125.7

LOAN ASSIGNMENTS — 10.1%
CONSUMER DISCRETIONARY — 2.3%
AUTOMOBILES — 0.1%
Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	130	129,642	0.1

HOTELS, RESTAURANTS & LEISURE — 0.3%
Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	123	123,183	0.1
HOTELS, RESTAURANTS & LEISURE — (continued)
Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	$43	$43,315	0.0%[12]
Landry’s, Inc., 1st Lien Term Loan, VAR, 09/22/23^	83	83,179	0.1
Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	68	68,266	0.1

		317,943	0.3
LEISURE PRODUCTS — 0.4%
Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	213	213,320	0.2
Delta 2 Sarl, USD Facility B-3, (Luxembourg), VAR, 4.750%, 07/30/21^	100	100,097	0.1
FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	122	112,470	0.1

		425,887	0.4
MEDIA — 1.2%
CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	214	214,185	0.2
Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	45	45,239	0.1
iHeartCommunications, Inc., Term Loan D, VAR, 7.274%, 01/30/19	362	278,169	0.3
iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.024%, 07/30/19	454	347,044	0.3
Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20	43	43,254	0.0	[12]
MTL Publishing LLC, Term B-3 Loan, VAR, 4.000%, 08/19/22	43	43,256	0.0	[12]
Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	95	95,816	0.1
Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	77	77,253	0.1
Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	81	80,947	0.1

		1,225,163	1.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
SPECIALTY RETAIL — 0.3%
J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	$198	$157,103	0.2%
Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	127	127,110	0.1

		284,213	0.3

Total Consumer Discretionary		2,382,848	2.3

CONSUMER STAPLES — 0.7%
FOOD & STAPLES RETAILING — 0.5%
Albertson’s LLC, 2016-1 Term Loan B-5, VAR, 4.750%, 12/21/22	456	459,987	0.5
Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,085	0.0	[12]

		505,072	0.5
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.514%, 11/01/18	115	115,108	0.1

PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp., Term Loan B, VAR, 4.250%, 09/07/23	108	108,149	0.1

Total Consumer Staples		728,329	0.7

ENERGY — 2.0%
ENERGY EQUIPMENT & SERVICES — 0.1%
Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	96	65,663	0.1

OIL, GAS & CONSUMABLE FUELS — 1.9%
Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	37	37,243	0.0	[12]
California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21^	293	307,468	0.3
Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.500%, 08/15/21^	330	346,190	0.3
EP Energy LLC/Everest Acquisition Finance, Inc., 1st Lien Term Loan, VAR, 9.750%, 06/30/21^	362	355,213	0.3
Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20[1,4]	175	67,958	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.250%, 07/27/23	$710	$689,147	0.7%
Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 12.000%, 12/31/181,4,^	162	4,656	0.0	[12]
Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 06/23/23	175	174,126	0.2

		1,982,001	1.9

Total Energy		2,047,664	2.0

FINANCIALS — 0.4%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	253	247,371	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.2%
ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	191	186,971	0.2

Total Financials		434,342	0.4

HEALTH CARE — 0.5%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	169	168,685	0.2

PHARMACEUTICALS — 0.3%
Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21^	199	176,997	0.2
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.500%, 04/01/22	118	118,806	0.1

		295,803	0.3

Total Health Care		464,488	0.5

INDUSTRIALS — 0.8%
AIR FREIGHT & LOGISTICS — 0.1%
XPO Logistics, Inc., Term loan, VAR, 4.250%, 10/31/21	135	135,703	0.1

BUILDING PRODUCTS — 0.2%
Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	156	154,584	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONSTRUCTION & ENGINEERING — 0.0%[12]
Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	$21	$21,808	0.0%[12]

INDUSTRIAL CONGLOMERATES — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	428	392,250	0.4

MARINE — 0.1%
Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	90	62,264	0.1
Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18[1,4]	90	49,500	0.0 [12]

		111,764	0.1

Total Industrials		816,109	0.8

INFORMATION TECHNOLOGY — 1.0%
INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21	75	75,654	0.1
Solar Winds Holdings, Inc., 1st Lien Term loan, VAR, 5.500%, 02/03/23	100	100,648	0.1

		176,302	0.2

IT SERVICES — 0.3%
First Data Corp., New 2022B Dollar Term Loan, VAR, 4.275%, 07/08/22	264	265,080	0.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Avago Technologies, Term A-2 Loan, (Singapore), VAR, 3.524%, 02/01/23	202	204,721	0.2
Microsemi Corp., Closing Date Term B Loan, VAR, 3.750%, 01/15/23	100	100,545	0.1
NXP Semiconductor LLC, Tranche F Loan, VAR, 3.405%, 12/07/20	53	53,507	0.0[12]
On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	86	86,353	0.1

		445,126	0.4
SOFTWARE — 0.1%
Dell Software Group, Term Loan, VAR, 09/15/22^	90	89,213	0.1

Total Information Technology		975,721	1.0

MATERIALS — 0.3%
CONTAINERS & PACKAGING — 0.2%
Berry Plastics Corp., Term Loan G, VAR, 3.500%, 01/06/21	$45	$45,011	0.0%[12]
Berry Plastics Corp., Term Loan H, VAR, 3.750%, 10/01/22	64	64,456	0.1
Viskase Companies, Inc., Initial Term Loan, VAR, 4.376%, 01/30/21	95	88,843	0.1

		198,310	0.2
METALS & MINING — 0.1%
FMG Resources Pty, Ltd., Term Loan B, (Australia), VAR, 3.750%, 06/30/19	113	112,797	0.1

Total Materials		311,107	0.3

TELECOMMUNICATION SERVICES — 0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	101	101,456	0.1
UPC Financing Partnership, Senior Secured Term Loan AN, VAR, 4.080%, 08/31/24	255	256,196	0.3
Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.649%, 06/30/23^	145	145,577	0.1
Windstream, Term Loan B-6, VAR, 5.750%, 03/29/21	128	128,304	0.1

		631,533	0.6
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	100	88,200	0.1

Total Telecommunication Services		719,733	0.7

UTILITIES — 1.4%
ELECTRIC UTILITIES — 1.1%
Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	89	89,203	0.1
Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan C, VAR, 5.000%, 10/31/17	79	79,866	0.1
Texas Competitive Electric Holdings Co. LLC, Extended-Term Loan, VAR, 4.998%, 10/10/17[1,4]	1,335	384,094	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
ELECTRIC UTILITIES — (continued)
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.998%, 10/10/17[1,4]	$925		$263,506	0.2%
Texas Competitive Electric Holdings Co. LLC, Term Loan B, VAR, 5.000%, 10/31/17	348		350,183	0.3

			1,166,852	1.1
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Dynegy, Inc., 1st Lien Term Loan C, VAR, 5.000%, 06/27/23	290		292,102	0.3

Total Utilities			1,458,954	1.4

Total Loan Assignments
(Cost $12,160,387)			10,339,295	10.1

PREFERRED SECURITIES — 1.8%
FINANCIALS — 1.8%
BANKS — 1.5%
Bank of America Corp., Jr Sub Nt, Series AA, VAR, 6.100%, 03/17/25[14,19]	254		264,477	0.3
Barclays plc, Jr Sub Nt, (United Kingdom), VAR, 8.250%, 12/15/18[14,19]	205		204,744	0.2
Citigroup, Inc., Jr Sub Nt,
VAR, 5.950%, 01/30/2[14,19]	235		243,444	0.2
Series P, VAR, 5.950%, 05/15/25[14,19]	100		102,010	0.1
Series R, VAR, 6.125%, 11/15/20[14]	85		88,400	0.1
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France), VAR, 8.125%, 12/23/25[2,14,19]	200		212,000	0.2
Royal Bank of Scotland Group plc, Jr Sub Nt, (United Kingdom),
VAR, 7.500%, 08/10/20[14,19]	257		237,725	0.2
VAR, 8.000%, 08/10/25[14,19]	200		188,000	0.2

			1,540,800	1.5
CAPITAL MARKETS — 0.3%
Goldman Sachs Group, Inc. (The), Jr Sub Nt, Series M, VAR, 5.375%, 05/10/20[14,19]	264		265,313	0.3

Total Financials			1,806,113	1.8

Total Preferred Securities
(Cost $1,801,907)			1,806,113	1.8

ASSET-BACKED SECURITIES — 0.3%
CWABS, Inc., Asset-Backed Certificates, Series 2004-13, Class MV8, VAR, 2.225%, 01/25/35	67		1,304	0.0	[12]
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 3.025%, 09/25/34	2		1,133	0.0	[12]
Unipac IX LLC, 13.000%, 12/31/20	386		358,046	0.3

Total Asset-Backed Securities
(Cost $381,242)			360,483	0.3

Total Fixed Income Investments
(Cost $144,206,693)			140,631,961	138.0

PREFERRED STOCKS — 0.9%
CONSUMER DISCRETIONARY — 0.2%
MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750%, (PIK), 11/02/16[15,17] ($1,000 par value)	—	[11]	178,800	0.2

FINANCIALS — 0.7%
CONSUMER FINANCE — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 6.602%, 02/15/40 ($25 par value)	4		91,476	0.1

INSURANCE — 0.6%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42	6		188,511	0.2
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.800%, 10/31/16[15] ($1,000 par value)	1		488,000	0.4

			676,511	0.6

Total Financials			767,987	0.7

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1	—	[11]	—	0.0
MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd, ADR[1]	—	[11]	—	0.0

Total Preferred Stocks
(Cost $1,178,222)			946,787	0.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Description	Shares/ Par (000)		Value	Percent of Net Assets*
COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B, ADR, Private Placement[1,2]	$—	[11]	$24,398	0.1%
SPECIALTY RETAIL — 0.0%[12]
Nebraska Book Holdings, Inc.[1]	8		629	0.0	[12]

Total Consumer Discretionary			25,027	0.1

ENERGY — 0.1%
OIL, GAS & CONSUMABLE FUELS — 0.1%
Halcon Resources Corp.[1]	1		11,021	0.0	[12]
Penn Virginia Corp.[1]	3		103,932	0.1

Total Energy			114,953	0.1

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust, Contingent Value[1]	1,297		1	0.0	[12]
INSURANCE — 0.0%[12]
ACC Claims Holdings LLC[1]	957		9,569	0.0	[12]
Jupiter Holding I Corp.[1]	1		9,445	0.0	[12]

			19,014	0.0	[12]

Total Financials			19,015	0.0	[12]

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc.[1]	—	[11]	—	0.0

MATERIALS — 0.0%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Class A1	4		—	0.0

TELECOMMUNICATION SERVICES — 0.1%
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NII Holdings, Inc.[1]	23		77,656	0.1

UTILITIES — 0.0%[12]
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0%[12]
Dynegy, Inc.[1]	2		24,780	0.0	[12]

Total Common Stocks
(Cost $776,525)			261,431	0.3

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00)[1]	$3		$—	0.0%
Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00)[1]	1		—	0.0

			—	0.0
Total Consumer Discretionary			—	0.0

Total Warrants
(Cost $46)			—	0.0

Total Equity Investments
(Cost $1,954,793)			1,208,218	1.2

SHORT-TERM INVESTMENT — 1.4%
INVESTMENT COMPANY — 1.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.350%[5,13]
(Cost $1,404,705)	1,405		1,404,705	1.4

TOTAL INVESTMENTS
(Cost $147,566,191)			143,244,884	140.6

Preferred Stock and Liabilities in Excess of Other assets			(41,395,304)	(40.6)

Net Assets Applicable to Common Stockholders			$101,849,580	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Reg. S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2016.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

*	Applicable to common stockholders.
1	Non-income producing security.
2	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $58,297,743 and 57.2% of net assets applicable to common stockholders.
4	Defaulted security.
5	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
11	Amount rounds to less than 500.
12	Amount rounds to less than 0.05%.
13	The rate shown is the current yield as of September, 2016.
14	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2016.
15	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2016.
16	Security is distressed as of September 30, 2016. The rate at which income is accrued on the security is lower than the stated coupon rate.
17	Security has the ability to pay in kind “(PIK)” or pay income in cash. When applicable, separate rates of such payments are disclosed.
18	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
19	All or a portion of this security is posted as collateral for the margin loan.
^	All or a portion of the security is unsettled as of September 30, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of September 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,933,048
Aggregate gross unrealized depreciation	(9,254,355)

Net unrealized appreciation/depreciation	$(4,321,307)

Federal income tax cost of investments	$147,566,191

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2016.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$25,027		$25,027
Energy	11,021	—	103,932		114,953
Financials	—	—	19,015		19,015
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	77,656	—	—		77,656
Utilities	24,780	—	—		24,780

Total Common Stocks	113,457	—	147,974		261,431

Preferred Stocks
Consumer Discretionary	178,800	—	—		178,800
Financials	279,987	—	488,000		767,987
Industrials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	458,787	—	488,000		946,787

Debt Securities
Asset-Backed Securities	—	—	360,483		360,483
Convertible Bonds
Consumer Discretionary	—	—	35,959		35,959
Utilities	—	83,247	—		83,247

Total Convertible Bonds	—	83,247	35,959		119,206

Corporate Bonds
Consumer Discretionary	—	24,476,793	46,625		24,523,418
Consumer Staples	—	7,605,706	—		7,605,706
Energy	—	14,926,249	280,587		15,206,836
Financials	—	6,886,737	—		6,886,737
Health Care	—	13,582,502	280		13,582,782
Industrials	—	13,226,627	87,400		13,314,027
Information Technology	—	8,811,336	—		8,811,336
Materials	—	14,434,035	23,922		14,457,957
Real Estate	—	1,458,461	—		1,458,461
Telecommunication Services	—	16,584,123	—		16,584,123

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	$—	$5,575,481	$—		$5,575,481

Total Corporate Bonds	—	127,568,050	438,814		128,006,864

Preferred Securities
Financials	—	1,806,113	—		1,806,113
Loan Assignments
Consumer Discretionary	—	2,382,848	—		2,382,848
Consumer Staples	—	728,329	—		728,329
Energy	—	2,047,664	—		2,047,664
Financials	—	434,342	—		434,342
Health Care	—	464,488	—		464,488
Industrials	—	423,859	392,250		816,109
Information Technology	—	975,721	—		975,721
Materials	—	311,107	—		311,107
Telecommunication Services	—	719,733	—		719,733
Utilities	—	1,458,954	—		1,458,954

Total Loan Assignments	—	9,947,045	392,250		10,339,295

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	1,404,705	—	—		1,404,705

Total Investments in Securities	$1,976,949	$139,404,455	$1,863,480		$143,244,884

(a)	Value is zero.

There were no significant transfers between any levels during the period ended September 30, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2015		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Investments in Securities
Asset-Backed Securities	$634,392		$—	$21,891	$(5,635)	$—	(a)	$(290,165)	$—	$—	$360,483
Common Stocks — Consumer Discretionary	39,769		—	(14,742)	—	—		—	—	—	25,027
Common Stocks — Energy	—		—	51,489	—	52,443		—	—	—	103,932
Common Stocks — Financials	16,025		(6)	(6,579)	—	9,569		6	—	—	19,015
Common Stocks — Industrials	—	(a)	—	—	—	—		—	—	—	—	(a)
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bond — Consumer Discretionary	—	(a)	(41,651)	41,188	—	36,426		(4)	—	—	35,959

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

	Balance as of December 31, 2015		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016
Corporate Bonds — Consumer Discretionary	67,338		(58,199)	37,111	—	112	(122,737)	123,000	—	46,625
Corporate Bonds — Energy	—		(49,075)	68,376	964	2,638	(43,276)	300,960	—	280,587
Corporate Bonds — Health Care	280		—	—	—	—	—	—	—	280
Corporate Bonds — Industrials	46,481		—	40,901	18	—	—	—	—	87,400
Corporate Bonds — Materials	23,922		—	—	—	—	—	—	—	23,922
Loan Assignments — Industrial	—		—	33,599	589	—	(2,179)	360,241	—	392,250
Loan Assignments — Materials	143,640		—	3,201	(188)	—	(146,653)	—	—	—
Preferred Stocks — Financials	—		—	2,897	—	—	—	485,103	—	488,000
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Energy	69		—	(69)	—	—	—	—	—	—

Total	$971,916		$(148,931)	$279,263	$(4,252)	$101,188	$(605,008)	$1,269,304	$—	$1,863,480

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $193,703.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of September 30, 2016 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$103,932		Broker Quote	Broker Mid Price	$37.50 - $39.00 ($37.50)
	9,445		Market Comparable Companies	EBITDA Multiple (a)	5.5x (5.5x)
				Discount for lack of marketability (b)	20.00% (20.00%)
	—			Probability of Insolvency	100% (100.00%)
	9,571		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)

Common Stocks	122,948
	—	(c)	Pending Sale Amount	Probability of Insolvency	100% (100.00%)

Preferred Stocks	—	(c)
	23,922		Pending Sale Amount	Discount for Potential Outcome	15.00% - 50.00% (25.86%)
	281		Pending Distribution Amount	Projected Principal Writedown	99.99% - 100.00% (99.99%)
	2,638		Broker Quote	Broker Mid Price	$1.50 ($1.50)
	35,959		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	18.50% (18.50%)

Corporate Bonds	62,800
	359,179		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	2.00% (2.00%)
				Constant Prepayment Rate	3.00% (3.00%)
				Constant Default Rate	4.27% (4.27%)
				Yield (Discount Rate of Cash Flows)	7.88% - 19.06% (19.00%)

Asset-Backed Securities	359,179
Warrants	—	(c)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$544,927

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services. At September 30, 2016, the value of these securities was $1,318,553. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.